EARNINGS PER SHARE	6 Months Ended
Mar. 28, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE

(16) EARNINGS PER SHARE:

Basic earnings per share is computed using the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share is computed using the weighted average number of common shares outstanding adjusted to include the potentially dilutive effect of stock awards.

The following table sets forth the computation of basic and diluted earnings per share attributable to ARAMARK Holdings stockholders (in thousands, except per share data):

	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
Earnings:
Net income (loss) attributable to ARAMARK Holdings stockholders	$12,916	$(40,104)

Shares:
Basic weighted-averages shares outstanding	230,693	201,468
Effect of dilutive securities	12,683	—

Diluted weighted-averages shares outstanding	243,376	201,468

Basic Earnings Per Share:
Net income (loss) attributable to ARAMARK Holdings stockholders	$0.06	$(0.20)

Diluted Earnings Per Share:
Net income (loss) attributable to ARAMARK Holdings stockholders	$0.05	$(0.20)

	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
Earnings:
Net income attributable to ARAMARK Holdings stockholders	$57,678	$2,710

Shares:
Basic weighted-averages shares outstanding	218,653	201,728
Effect of dilutive securities	10,757	7,113

Diluted weighted-averages shares outstanding	229,410	208,841

Basic Earnings Per Share:
Net income attributable to ARAMARK Holdings stockholders	$0.26	$0.01

Diluted Earnings Per Share:
Net income attributable to ARAMARK Holdings stockholders	$0.25	$0.01

Share-based awards to purchase 8.8 million shares were outstanding for the three month period of fiscal 2013, but were not included in the computation of diluted earnings per share, as their effect would have been antidilutive. In addition, performance-based options and performance stock units to purchase 2.3 million and 10.0 million shares were outstanding for the three month periods of fiscal 2014 and fiscal 2013, respectively, but were not included in the computation of diluted earnings per share, as the performance targets were not yet met. Share-based awards to purchase 3.7 million and 6.4 million shares were outstanding for the six month periods of fiscal 2014 and fiscal 2013, respectively, but were not included in the computation of diluted earnings per share, as their effect would have been antidilutive. In addition, performance-based options and performance stock units to purchase 3.9 million and 10.3 million shares were outstanding during the six month periods of fiscal 2014 and fiscal 2013, respectively, but were not included in the computation of diluted earnings per share, as the performance targets were not yet met.